                                                     Registration Nos. 2-10653
                                                                        811-82
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No. -----                 |_|

                  Post-Effective Amendment No. 85                   |X|
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No. 40                                  |X|
                        (Check appropriate box or boxes)

                                    CGM TRUST
               (Exact Name of Registrant as Specified in Charter)

              One International Place, Boston, Massachusetts 02110
                    (Address of Principal Executive Offices)

                                 (617) 737-3225
              (Registrant's Telephone Number, including Area Code)

             Edward T. O'Dell, Jr. P.C. and Regina M. Pisa, P.C.
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

|x| immediately upon filing pursuant to         |_| on ---------- pursuant to
    paragraph (b)                                   paragraph (b)

|_| 60 days after filing pursuant               |_| on May 1, 1997 pursuant to
    to paragraph (a)(1)                             paragraph (a)(1)

| | 75 days after filing pursuant               |_| on ------------ pursuant to
    to paragraph (a)(2)                             paragraph (a)(2) of rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    CGM TRUST

                              CROSS REFERENCE SHEET

                           Items required by Form N-1A

Item No.
of Form N-1A                                      Location/Caption in Prospectus
------------                                      ------------------------------

    1  .........................................  Cover Page

    2  .........................................  Schedule of Fees

    3  .........................................  Financial Highlights

    4  .........................................  Investment Objective and
                                                  Policies, Risk Factors
                                                  Additional Facts About the
                                                  Fund, Cover Page

    5  .........................................  The Fund's Investment Manager;
                                                  How to Purchase Shares; Back
                                                  Cover Page; Additional Facts
                                                  About the Fund

   5A  .........................................  Not Applicable

    6  .........................................  How to Purchase Shares; Cover
                                                  Page; Dividends, Capital Gains
                                                  and Taxes

    7  .........................................  Back Cover Page; How to
                                                  Purchase Shares; Shareholder
                                                  Services, Pricing the Shares

    8  .........................................  How to Redeem Shares

    9  .........................................  None

Item No.                                          Location/Caption in Statement
of Form N-1A                                      of Additional Information
------------                                      -------------------------

   10  .........................................  Cover Page

   11  .........................................  Table of Contents

   12  .........................................  Not Applicable

   13  .........................................  Investment Objective, Policies
                                                  and Restrictions; Portfolio
                                                  Turnover

   14  .........................................  Management of the Fund

   15  .........................................  Description of the Trust

   16  .........................................  Management of the Fund--
                                                  Investment Advisory and Other
                                                  Services

   17  .........................................  Portfolio Transactions and
                                                  Brokerage

   18  .........................................  Description of the Trust

   19  .........................................  How to Buy Shares; Net Asset
                                                  Value and Public Offering
                                                  Price; Shareholder Services

   20  .........................................  Income Dividends, Capital Gain
                                                  Distributions and Tax Status

   21  .........................................  Not Applicable

   22  .........................................  Advertising and Performance
                                                  Information

   23  .........................................  Financial Statements

PART A
                         Prospectus for CGM Focus Fund

                  Not included in this Registration Statement
        is the Prospectus for each of CGM Mutual Fund, CGM Realty Fund,
             CGM Fixed Income Fund and CGM American Tax Free Fund.

                                CGM FOCUS FUND

    CGM Focus Fund (the "Fund") is a non-diversified and flexibly managed mutual fund and a series of CGM Trust (the "Trust"), a registered, open-end, no-load management investment company. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques designed to capitalize on declines in the price of specific equity securities of one or more companies. The Fund's investment manager is Capital Growth Management Limited Partnership ("CGM" or the "Investment Manager").

                                  PROSPECTUS

                                March 2, 1998

    This prospectus sets forth the information you should know before investing in the Fund. It should be retained for future reference. A Statement of Additional Information about the Fund dated March 2, 1998 (the "Statement") has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to the Trust, c/o CGM Investor Services, 222 Berkeley Street, Boston, MA 02116 or call the telephone number listed below to obtain a Statement. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement, material incorporated by reference, and other information regarding the Fund. The Statement contains more detailed information about the Fund and, as amended or supplemented from time to time, is incorporated into this prospectus by reference.


--------------------------------------------------------------------------------
For additional information about:

[]  Account procedures and status              []  New account
[]  Redemptions                                []  Prospectuses
[]  Exchanges                                  []  Performance

Call 800-343-5678                               Call 800-345-4048

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS


                                                                     Page
Schedule of Fees ..............................................         2
Financial Highlights ..........................................         3
Investment Objective and Policies .............................         4
Risk Factors ..................................................         6
The Fund's Investment Manager .................................         7
The Portfolio Manager .........................................         7
How to Purchase Shares ........................................         8
Shareholder Services ..........................................         9
How to Redeem Shares ..........................................        10
Telephone Transactions ........................................        12
Dividends, Capital Gains and Taxes ............................        12
Pricing of Shares .............................................        14
Performance Information .......................................        14
Additional Facts About the Fund ...............................        14
Appendix A -- Certain Investment Techniques ...................        16


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 CGM FOCUS FUND
SCHEDULE OF FEES

Shareholder Transaction Expenses

    Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price) ........................  None

    Maximum Sales Load Imposed on Reinvested Dividends
    (as a percentage of offering price) ........................  None

    Redemption Fees* ...........................................  None

    Exchange Fees ..............................................  None

Annual Fund Operating Expenses, After Expense Limitation
(as a percentage of estimated average net assets)


    Management Fees, After Waiver .............................. 0.75%


    12b-1 Fees .................................................  None


    Other Expenses ............................................. 0.45%
                                                                 ----


    Total Fund Operating Expenses, After Expense Limitation .... 1.20%

----------
*A wire fee (currently $5.00) will be deducted from proceeds if a shareholder elects to transfer redemption proceeds by wire.


    The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Fund. The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year. CGM has voluntarily agreed, until December 31, 1998, and thereafter until further notice to the Fund, to waive its management fees and, if necessary, to bear certain expenses associated with operating the Fund, to the extent necessary to limit the Fund's total operating expenses to an annual rate of 1.20% of the Fund's average net assets. The percentages shown for Management Fees and Total Fund Operating Expenses reflect current fees after such voluntary waivers and reimbursements. Without the voluntary waivers and reimbursements, the Management Fees and Total Fund Operating Expenses as a percentage of average net assets would be 1.00% and 1.45%, respectively.


    The following example illustrates the approximate expenses that you would incur on a $1,000 investment over the following periods, assuming a 5% annual rate of return and redemption at the end of each period.


                                   CUMULATIVE
                           ---------------------------
                           1 YEAR              3 YEARS
                           ------              --------
                             $12                 $38

    Please keep in mind that the example shown above is hypothetical and assumes that the current fee waiver and expense reimbursement will remain in effect. The information above should not be considered a representation of past or future return or expenses; the actual return and expenses may be more or less.

--------------------------------------------------------------------------------


                                 CGM FOCUS FUND

                              FINANCIAL HIGHLIGHTS

      (For a share of the Fund outstanding throughout the indicated period)

         These financial highlights have been examined by Price Waterhouse LLP, indep endent accountants. The table below should be read in conjunction with the financial statements and the notes thereto, which, together with the Report of Independent Accountants thereon, are included in the Fund's Annual Rep ort and incorporated by reference into the Statement. In addition to the highlights set forth below, further infor mation about the performance of the Fund is contained in the Annual Report and the Statement, which may be obtai ned from the Trust free of charge.


                                                                                 FOR THE PERIOD
                                                                              SEPTEMBER 3, 1997(c)
                                                                                    THROUGH
                                                                               DECEMBER 31, 1997
                                                                               ------------------
For a share of the Fund outstanding throughout the period:
Net asset value at beginning of period ................................              $10.00
                                                                                     ------
Net investment loss (a)(f) ............................................               (0.02)
Net realized and unrealized loss on investments .......................               (0.60)
                                                                                     ------
Net decrease in net asset value .......................................               (0.62)
                                                                                     ------
Net asset value at end of period ......................................              $ 9.38
                                                                                     ======
Total Return (%) (b) ..................................................               -6.20(d)
Ratios:
Operating expenses to average net assets (%) ..........................                1.20(e)
Operating expenses to average net assets before expense limitation (%)                 1.63(e)
Net loss to average net assets (%) ....................................               -0.83(e)
Portfolio turnover (%) ................................................                 330(e)
Average commission rate ...............................................             $0.0677
Net assets at end of period (in thousands) ............................             $98,786

(a) Net of reimbursement which amounted to ............................              $ 0.01
(b) The total return would have been lower had certain expenses not been reduced during the period.
(c) Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.
(f) Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss.

--------------------------------------------------------------------------------

                        INVESTMENT OBJECTIVE AND POLICIES
OVERVIEW
    The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Investment Manager so warrant, the Fund may engage in a variety of investment techniques designed to capitalize on declines in the price of specific equity securities of one or more companies. For example, the Fund may establish "short" positions in specific securities or stock indexes through short sales or investments in a variety of derivative instruments, including options, futures contracts and options on futures. The Fund may also establish "long" positions in specific securities or stock indexes through options, futures contracts and options on futures. These investment techniques involve special risks. The Fund is flexibly managed, with the ability to maintain exposure, either through long or short positions, to the equity securities of domestic and foreign issuers of varied market capitalizations and industry focus. There are no assurances that the Fund will achieve its objective and the Fund may change its objective without shareholder approval.

    The Investment Manager believes that the Fund's investment strategy of maintaining exposure to a relatively small number of companies offers the potential for higher long-term returns than would otherwise be available through exposure to a larger number of companies. Of course, this strategy may increase the risk of loss and the volatility of the Fund. For these reasons, the Fund is appropriate for investors seeking long-term exposure to the equity markets and who are willing to accept the risks associated with a non-diversified portfolio.

CERTAIN INVESTMENT TECHNIQUES
    The Fund may engage in certain investment techniques described below, including short sales, the sale of stock index futures contracts and the purchase of put options on securities, stock indexes and futures contracts. The Fund may also establish long positions in specific securities or stock indexes by the purchase of stock index futures contracts and call options on securities, stock indexes and stock index futures contracts. Appendix A contains a more complete description of these techniques and the Section entitled "Risk Factors" describes certain risks associated with these techniques.

    Short Sales. The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales.

    Options on Securities and Stock Indexes. The Fund may purchase put and call options on equity securities and stock indexes. A put option on an equity security gives the purchaser of the option, in exchange for the payment of a premium, the right to sell and the writer, if the purchaser exercises his right, the obligation to buy the underlying security at the exercise price during the option period. The Fund may also purchase call options on securities and stock indexes. A call option on an equity security gives the purchaser of the option the right to buy and the writer, if the purchaser exercises his right, the obligation to sell the underlying security at the exercise price during the option period. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The options purchased by the Fund may be exchange-listed options ("OCC Options") or over-the-counter options ("OTC Options"). OCC Options are issued by the Options Clearing Corporation ("OCC").The OCC is a clearing organization for financial derivative instruments and guarantees the performance of the obligations of the parties to such options.

    Futures Contracts and Related Options. The Fund may sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The Fund may also purchase stock index futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also purchase put and call options on stock index futures contracts. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in exchange for the premium paid, to assume a position in a futures contract. Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the price of the underlying commodity.

TEMPORARY DEFENSIVE POLICY
    For temporary defensive purposes, the Fund may invest, without limitation, in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"); certificates of deposit, demand and time deposits and bankers' acceptances of banks whose deposits are insured by the Federal Deposit Insurance Corporation and have assets of at least $1 billion, including U.S. branches of foreign banks and foreign branches of U.S. banks; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. Government Securities.

REPURCHASE AGREEMENTS
    The Fund may enter into repurchase agreements with banks and primary dealers in U.S. Government Securities pursuant to which the Fund buys a security at one price and simultaneously agrees to sell it back at a specified date and higher price. Should the counterparty to the repurchase agreement declare bankruptcy or otherwise default on its obligation, the Fund could experience difficulties and delays in selling the underlying security and recovering its cash and a possible loss if the value of the security decreases in the interim.

ILLIQUID SECURITIES
    The Fund may invest up to 15% of its net assets in illiquid securities. Securities that may be resold without registration pursuant to Rule 144A may be treated as liquid for these purposes, subject to the supervision and oversight of the Board of Trustees, in accordance with guidelines established by the Board of Trustees to determine whether there is a readily available market for such securities.


PORTFOLIO TURNOVER
    The Fund's objective is long-term growth of capital and the Fund does not purchase securities with the intention of engaging in short-term trading. The Fund, however, will sell any particular security and reinvest proceeds when it is deemed prudent by the Investment Manager, regardless of the length of the holding period. This policy may result in higher securities transaction costs. To the extent that this policy results in gains on investments, the Fund will make distributions to its shareholders, which may accelerate the shareholders' tax liabilities. The Fund's portfolio turnover rate is not expected to exceed 300%, although the actual rate could be higher. The Fund's investments in short sales and options and futures contracts that mature in less than one year are excluded for purposes of computing the Fund's portfolio turnover.


BORROWING
    The Fund may borrow to increase its holdings of portfolio securities and other instruments or for liquidity purposes. At all times when borrowings are outstanding the Fund must maintain at least 300% "asset coverage," meaning that the total assets of the Fund must have a value of at least 300% of all amounts borrowed. The Fund's borrowing policies are fundamental and, therefore, may not be changed without shareholder approval.

                                 RISK FACTORS

MARKET RISKS
    As with any mutual fund that invests in equity securities, the Fund is subject to the risk that the price of the equity securities in its portfolio will decline over short or extended periods. In addition, if the Fund maintains a "long position" in equity securities or in stock indexes through options, futures contracts or options on futures, the Fund is also subject to the risk of loss if the price of the underlying security or index decreases between the date of employment of the technique and the date on which the Fund terminates the position. Moreover, as a mutual fund with short positions in equity securities or stock indexes resulting from short sales, the sale of stock index futures contracts or the purchase of put options on securities, stock indexes and futures contracts, the Fund is subject to the risk of loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the Fund terminates the position.

RISKS ASSOCIATED WITH CERTAIN INVESTMENT TECHNIQUES
    The Fund's use of short sales or other derivative instruments such as transactions in stock index futures contracts and options on securities, stock indexes and future contracts involves distinct investment risks and transaction costs. While the use of these investment techniques can be used to further the Fund's investment objective, under certain market conditions, they can increase the volatility of the Fund and decrease the liquidity of the Fund. If the Fund uses these techniques at inappropriate times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund's potential loss from an uncovered short position in an equity security or stock index resulting from a short sale or the sale of a futures contract is unlimited. The Fund also could experience losses if these investment techniques were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivative instruments is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for these instruments. Other risks inherent in the use of these investment techniques include adverse changes in the value of the derivative instruments, imperfect correlation between the price of the instrument and movements in the price of the underlying securities, and the fact that the skills needed to use these investment techniques are different from those needed to select portfolio securities. The use of these investment techniques will allow the Fund to increase its exposure and effectively leverage its portfolio to a greater extent than would be the case in the absence of the use of such investment techniques. Certain additional risks associated with these investment techniques are described in Appendix A.

RISKS OF LACK OF DIVERSIFICATION
    As a non-diversified mutual fund, the Fund is able to take larger positions in a smaller number of companies than a comparable diversified fund. Therefore, the value of the Fund will likely be subject to greater fluctuation than a diversified fund as a result of any change in the value of one or more equity securities or other instruments in its portfolio.

RISKS ASSOCIATED WITH SMALL AND MEDIUM MARKET CAPITALIZATION COMPANIES
    Equity securities of small and medium market capitalization companies entail greater risk than the equity securities of larger, well established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, and smaller shares of their product or service markets than larger market capitalization companies. In many instances, the frequency and volume of trading of small and medium market capitalization companies is substantially less than is typical of larger companies. Therefore, the securities of such companies may be subject to wider price fluctuations. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a fund that invests exclusively in large market capitalization companies.

FOREIGN SECURITIES RISK
    The Fund may invest indirectly through American Depository Receipts in foreign issuers. The value of these investments, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly avail-able information about a foreign issuer. In addition, foreign issuers are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

RISKS OF BORROWING
    The Fund may borrow for leveraging purposes (i.e., for the purpose of purchasing portfolio securities and other instruments). Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of securities or other investments in the Fund's portfolio on the Fund's net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which costs may exceed the income received from the securities or other instruments purchased with borrowed funds. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a bank or by means of reverse repurchase agreements with other institutional lenders, such as broker-dealers.

                        THE FUND'S INVESTMENT MANAGER

    The Fund's investment manager is Capital Growth Management Limited Partnership, One International Place, Boston, Massachusetts 02110. CGM, an investment advisory firm founded in 1989, manages nine mutual fund portfolios and advisory accounts for other clients. The general partner of CGM is a corporation controlled equally by Robert L. Kemp and G. Kenneth Heebner, who are trustees and officers of the Fund.

    In addition to selecting and reviewing the Fund's investments, CGM provides executive and other personnel for the management of the Fund. The Trust's Board of Trustees supervises CGM's conduct of the affairs of the Fund.

    Until December 31, 1998, and thereafter until further notice to the Fund, CGM has voluntarily agreed to limit its management fees and, if necessary, to bear certain expenses associated with operating the Fund, in order to limit the Fund's total operating expenses to an annual rate of 1.20% of the Fund's average net assets. Without these waivers and reimbursements, the investment management fee would be 1.00% of the first $500 million of the Fund's daily net asset value, 0.95% of the next $500 million of such value, and 0.90% of such value in excess of $1 billion.

                            THE PORTFOLIO MANAGER

    G. Kenneth Heebner is the manager of CGM Focus Fund. In 1989, Mr. Heebner founded CGM with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual fund portfolios at Loomis Sayles & Company, Incorporated. He currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Realty Fund, and with Janice H. Saul, co-manages CGM Fixed Income Fund.

                            HOW TO PURCHASE SHARES

    The Trust sells shares of the Fund directly to investors without any sales load. You may make an initial purchase of Fund shares by submitting a completed application form and payment to:

    The CGM Funds
    P.O. Box 449
    Boston, Massachusetts 02117-0449

    The minimum initial investment is $2,500 for regular accounts and $1,000 for retirement plans (see "Shareholder Services; -- Retirement Plans") and accounts set up under the Uniform Gifts to Minors Act ("UGMA") or the Uniform Transfers to Minors Act ("UTMA"). Subsequent investments must be at least $50. See "Shareholder Services" below for further information about minimum investments in certain other circumstances.

    All investments made by check should be in U.S. dollars and made payable to CGM Focus Fund. Third party checks (i.e. checks not payable to CGM Focus
Fund) are generally not accepted and checks drawn on credit card accounts will not be accepted.

    After accepting an order, the Trust forwards the application and payment to the CGM Shareholder Services Department ("CGM Shareholder Services") of Boston Financial Data Services, Inc. ("BFDS"), which is the shareholder servicing agent for State Street Bank and Trust Company ("State Street Bank"). CGM Shareholder Services then opens an account, applies the payment to the purchase of full and fractional shares, and mails a statement of the account confirming the transaction.

    After your account has been established, you may send subsequent investments at any time directly to the shareholder servicing agent at the following address:

    CGM Shareholder Services
    c/o Boston Financial Data Services, Inc.
    P.O. Box 8511
    Boston, Massachusetts 02266-8511

    The remittance for any subsequent investment must be accompanied by either the Additional Investment Stub detached from a statement of account, or a note containing sufficient information to identify the account, i.e., the Fund name, your account number, your name and social security number.


    Subsequent investments may also be made by federal funds wire. Instruct your bank to wire federal funds to State Street Bank and Trust Company, ABA# 011000028. The text of the wire should read as follows: "DDA 99046336, $ Amount, STATE ST BOS ATTN Mutual Funds. Credit CGM Focus Fund, Shareholder Name, Shareholder Account Number." Your bank may charge you a fee for transmitting funds by wire.


    The Trust reserves the right to reject any purchase order, including orders in connection with exchanges, for any reason the Trust, in its sole discretion, deems appropriate. Although the Trust does not anticipate that it will do so, the Trust reserves the right to suspend, change or withdraw the offering of shares of the Fund.

    The price you pay will be the per share net asset value next calculated after a proper investment order is received by the Trust or by CGM Shareholder Services.

    If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact the Trust or CGM Shareholder Services for details.

    An investor will not receive any certificates for shares unless the investor requests them in writing from CGM Shareholder Services. The Trust's system for recording investments eliminates the problems of handling and safekeeping certificates.

    The Fund may accept telephone orders from certain broker-dealers or service organizations which have been previously approved by the Fund. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for shares to the Fund. Shares of the Fund may be purchased through certain broker-dealers or service organizations who may charge the investor a transaction fee or other fee for their services at the time of purchase and/or redemption. Such fees would not otherwise be charged if the shares were purchased or redeemed directly from the Fund.

                             SHAREHOLDER SERVICES

    The Fund offers the following shareholder services as more fully described in the Statement. Explanations and forms are available from the Trust.

EXCHANGE PRIVILEGE
    Shares of the Fund may be exchanged for shares of money market funds currently distributed by New England Funds, L.P. ("Money Market Funds"). You may also exchange shares for shares of CGM Mutual Fund, CGM Fixed Income Fund, CGM American Tax Free Fund or CGM Realty Fund. Additionally, you may exchange shares for shares of CGM Capital Development Fund, but only if you were a shareholder of CGM Capital Development Fund on September 24, 1993, and have remained a shareholder continuously since that date. CGM Capital Development Fund shares are not generally available to other persons except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of that Fund.

    All exchanges may be made without charge. You may make an exchange by written instruction or, if a written authorization for telephone exchanges is on file with CGM Shareholder Services, you may call 800-343-5678. See "Telephone Transactions." Exchanges must be for amounts of at least $1,000. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. If you wish to make an exchange into a new account, the exchange must satisfy the applicable minimum initial investment requirements. Exchange requests cannot be revoked once they have been received in good order.

    Investors should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and the Fund limits the number of exchanges each shareholder may make to four exchanges per account (or two round trips) per calendar year. Monthly automatic exchanges from the Money Market Funds to the Fund are exempt from this restriction. The Trust also reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund. The Trust may terminate or change the terms of the exchange privilege. In general, shareholders will receive notice of any material change to the exchange privilege at least 60 days prior to the change. For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss.

SYSTEMATIC WITHDRAWAL PLAN
    If the value of your account is at least $10,000, you may have periodic cash withdrawals automatically paid to you or any person you designate. If checks are returned to the Fund as "undeliverable" or remain uncashed for more than six months, the plan will be cancelled. Undeliver-able or uncashed checks shall be cancelled and such amounts shall be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of such checks.

AUTOMATIC INVESTMENT PLAN ("AIP")
    Once your account has been established, voluntary monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from your checking account. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with debits from savings banks and credit unions. Debits from money market accounts are not acceptable. You may terminate your participation in the AIP by sending written notice to CGM Shareholder Services, c/o Boston Financial Data Services, Inc., P.O. Box 8511, Boston, Massachusetts 02266-8511 or by calling 800-343-5678 more than 14 days prior to the next scheduled debit date. The Fund may terminate your participation in the AIP immediately in the event that any item is unpaid by your financial institution. The Fund may terminate or modify the AIP at anytime. Additional information about this Plan is set forth in the Statement.

RETIREMENT PLANS
    The Fund's shares may be purchased by tax-deferred retirement plans. CGM makes available retirement plan forms and plan documents for IRAs, SEP-IRAs, 403(b)(7) custodial accounts, and money purchase pension and profit sharing plans ("CGM Retirement Plans").

SHAREHOLDER REPORTS
    Shareholders will receive the Fund's financial statements and a summary of the Fund's investments at least semiannually. The Fund intends to consolidate mailings of annual, semiannual, and quarterly reports to households having multiple accounts with the same address of record and to furnish a single copy of each report to that address. Mailing of prospectuses and proxy statements will not be consolidated and if a report is included in such mailings, each shareholder will receive a separate copy. You may request additional reports by notifying the Fund in writing, or by calling the Trust.

    Shareholders will receive statements confirming all purchases, redemptions, and changes of address. You may call CGM Shareholder Services and request a duplicate statement for the current year without charge. A fee will be charged for any duplicate information requested for prior years.

                             HOW TO REDEEM SHARES

    You can redeem all or part of your shares in the Fund in three different ways: by sending a written request for a check or wire representing the redemption proceeds, by making a telephone request for redemption by check (provided that the amount to be redeemed is not more than $25,000 and the check is being sent to you at your record address, which has not changed in the prior three months) or by making a telephone request for redemption proceeds to be wired to a bank that you have predesignated. The redemption price will always be the net asset value per share next determined after the redemption request is received by CGM Shareholder Services in good order (including any necessary documentation). Necessary documentation may include, in certain circumstances, documents verifying the authority or legal capacity of the person seeking to redeem shares. Redemption requests cannot be revoked once they have been received in good order.

    If you elect to redeem shares in writing, send your written request to:

    CGM Shareholder Services
    c/o Boston Financial Data Services, Inc.
    P.O. Box 8511
    Boston, Massachusetts 02266-8511

The written request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and mailing or wire instructions. All owners of shares must sign the request in the exact name(s) in which the shares are registered (which appear(s) on your confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you are signing in a special capacity, you may wish to contact CGM Shareholder Services in advance to determine whether additional documentation will be required before you send a redemption request.

    Redemptions from CGM Retirement Plans for which State Street Bank is the custodian or trustee must contain additional information. Please contact CGM Shareholder Services for instructions and forms. Complete information, including tax withholding instructions, must be included in your redemption request.

    If you are redeeming shares worth more than $25,000 or requesting that the proceeds of the check be made payable to someone other than the registered owner(s) or be sent to an address other than your record address (or sent to your record address if such address has been changed within the previous three months), you must have your signature guaranteed by an "eligible guarantor institution" as defined in the rules under the Securities Exchange Act of 1934 (including a bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, but not a notary public).

    If you hold certificates representing your investment, you must enclose the certificates and a properly completed redemption form or stock power. You bear the risk of loss of such certificates; consequently you may wish to send your certificates by registered mail.

    If you elect to redeem shares by telephone, call CGM Shareholder Services directly at 800-343-5678. See "Telephone Transactions." Telephone redemptions are not available for CGM Retirement Plans. When you make a redemption request by telephone, you may choose to receive redemption proceeds either by having a check mailed to the address of record on the account, provided the address has not changed for three months and you are redeeming $25,000 or less, or by having a wire sent to a bank account you have previously designated.

    Telephone redemptions by check are available to all shareholders of the Fund automatically unless this option is declined in the application or in writing. You may select the telephone redemption wire service when you fill out your initial application or you may select it later by completing the Account Update Form (with a signature guarantee), available from the Trust or CGM Shareholder Services.

    A telephone redemption request must be received by CGM Shareholder Services prior to the close of the New York Stock Exchange (the "Exchange"). If you telephone your request to CGM Shareholder Services after the Exchange closes or on a day when the Exchange is not open for business, the Trust cannot accept your request and a new one will be necessary.

    Wire redemptions by telephone may be made only if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of such System. If your account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. A wire fee (currently $5) will be deducted from the proceeds. If you decide to change the bank account to which proceeds are to be wired, you must send in this change on the Account Update Form with a signature guarantee.

    Proceeds resulting from a written or regular telephone redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephone wire redemption proceeds will normally be wired to your bank within seven days following receipt of a proper redemption request. If you purchased your Fund shares by check (or through your AIP) and elect to redeem shares within 15 days of such purchase, you may experience delays in receiving redemption proceeds. The Trust will generally postpone sending your redemption proceeds from such investment until the Trust can verify that your check (or AIP investment) has been or will be collected. There will be no such delay for redemptions following investments paid for by federal funds wire or by bank cashier's check, certified check or treasurer's check. If checks representing redemption proceeds are returned "undeliverable" or remain uncashed for six months, such checks shall be cancelled and such proceeds shall be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of such checks.

    The Fund may not suspend the right of redemption, or postpone payment for more than seven days, except when the Exchange is closed for other than weekends or holidays, when trading on the Exchange is restricted, during an emergency (as determined by the SEC) that makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

    Because the expense of maintaining small accounts is disproportionately high, the Fund may close accounts with 20 shares or less, and mail the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice in which to acquire the requisite number of shares. The minimum does not apply to CGM Retirement Plans and UGMA/UTMA accounts.

                            TELEPHONE TRANSACTIONS

    You may initiate three types of transactions by telephone:

    []  Telephone Exchanges

    []  Telephone Redemptions By Wire

    []  Telephone Redemptions By Check

    The terms and provisions for each of these services are explained fully in the preceding sections. Once a telephone transaction request has been placed, it cannot be cancelled.

    The Telephone Exchange privilege and/or Telephone Redemptions By Wire privilege must be elected by you when you fill out your initial application or you may select either option later by completing the Account Update Form (with a signature guarantee) available from the Trust or CGM Shareholder Services. The Telephone Redemptions By Check privilege is available to shareholders of the Fund automatically unless this option is declined in the application or in writing.

    The telephone redemption privileges are not available for IRAs, SEP-IRAs, 403(b)(7) custodial accounts or for money purchase pension and profit sharing accounts under a CGM Retirement Plan (in which State Street Bank is the custodian or trustee).

    The Fund will employ reasonable procedures to confirm that instructions received by telephone (including instructions with respect to changes in addresses) are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Fund may be liable if it does not employ reasonable procedures.

                      DIVIDENDS, CAPITAL GAINS AND TAXES

    The Fund pays out substantially all of its net investment income to shareholders as dividends and also distributes its net capital gains realized from the sale of portfolio securities. Income dividends and any capital gain distributions (after applying any applicable capital loss carryovers) are normally made annually in December, but may be made more frequently as deemed advisable by the Board of Trustees. The Fund's dividend and capital gains distributions may be reinvested in additional shares or received in cash. Certain restrictions may apply to participants in CGM Retirement Plans.

    You may elect to receive income dividends or capital gains distributions, or both, in cash. However, if you elect to receive capital gains in cash, your income dividends must also be received in cash. You can elect to receive payments of cash dividends and capital gains distributions either by check or by direct deposit to a bank account that you have predesignated. These elections may be made at the time your account is opened and may be changed at any time by submitting a written request to CGM Shareholder Services or by calling 800-343-5678. However, changes in bank account information for direct deposits of cash dividends and capital gains distributions must be made through an Account Update Form. In order for a change to be effective for any dividend or distribution, it must be received by CGM Shareholder Services on or before the record date for such dividend or distribution.

    If you elect to receive distributions in cash and checks are returned "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, following such six month period, any undeliverable or uncashed checks shall be cancelled and such amounts reinvested in the Fund at the per share net asset value determined as of the date of cancellation of such checks.

    The Fund intends to qualify annually as a "regulated investment company" under the Internal Revenue Code. To qualify, the Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund so qualifies it generally will not be subject to federal income or excise tax to the extent that its taxable income is distributed to shareholders.

    The distributions received by the Fund from its investments may, for federal income tax purposes, consist of ordinary income, long-term capital gains, or a return of capital. The characterization of these distributions to the Fund may, in turn, affect the tax treatment of the Fund's distributions to its shareholders. Dividends and distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional shares of the Fund.

    Dividends paid by the Fund from net investment income, including dividends, interest and net short-term capital gains, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) which are designated by the Fund as capital gains distributions are taxable as long-term capital gains, regardless of the length of time shareholders have owned shares in the Fund. To the extent that the Fund makes a distribution in excess of its current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital, reducing the tax basis in a shareholder's shares, and then, to the extent the distribution exceeds such basis, as a taxable gain to be realized upon sale of such shares.

    If the Fund invests in foreign securities, it may be subject to foreign withholding taxes on income earned on such securities and may be unable to pass through to shareholders foreign tax credits and deductions with respect to such taxes.

    A distribution will be treated as paid by the Fund and received by its shareholders on December 31 of the current calendar year if it is declared by the Fund in October, November, or December of that year with a record date in such a month and paid by the Fund in January of the subsequent year.

    Any dividends or distributions paid shortly after a purchase of shares will have the effect of reducing the per share net asset value of the shares by the amount of the dividends or distributions. Although in effect a return of capital, these distributions are subject to taxes, even if their effect is to reduce the per share net asset value below a shareholder's cost. The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund.

    The sale or other disposition of shares of the Fund, including a redemption of shares or an exchange of shares into another fund, is a taxable event and may result in a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares.

    Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may be subject to state and local taxes. In certain states, a portion of the Fund's income derived from certain direct U.S. Government obligations may be exempt from state and local taxes. The Fund will indicate each year the portion of the Fund's income, if any, that is derived from such obligations.

    The Fund is required to withhold a portion of taxable dividends, capital gains distributions, and redemptions paid to individuals and certain other classes of shareholders if they fail to furnish the Fund with their correct taxpayer identification number and certain certifications regarding their tax status, or if they are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's normal federal income tax liability. For additional information about withholding, please see the Statement.

    BFDS, the shareholder servicing agent, will send you and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to you during the preceding year. If you redeem or exchange shares in any year, following the end of the year, you will receive a statement providing the cost basis and gain or loss of each share lot that you sold during such year. Your CGM account cost basis will be calculated using the "single category average cost method," which is one of the four calculation methods allowed by the IRS. Be sure to keep these statements as permanent records. A fee may be charged for any duplicate information that you request.

    The tax discussion set forth above is included for general information only. Shareholders and prospective investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.

                              PRICING OF SHARES

    The share price or "net asset value" per share of the Fund is computed daily by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares of the Fund. The net asset value per share of the Fund is determined as of the close of the regular trading session of the Exchange on each day the Exchange is open for trading. Portfolio securities are generally valued at their market value. In certain cases, market value may be determined on the basis of information provided by a pricing service approved by the Board of Trustees. Instruments with maturities of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

                           PERFORMANCE INFORMATION

    The Fund may include total return information in advertisements or other written sales material. The Fund will show its average annual total return for the most recent one-year period and the life of the Fund through the end of the most recent calendar quarter. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming automatic reinvestment of all dividends and capital gains distributions). The Fund may also show total return over other periods on an aggregate basis for the period presented.

    The Fund may compare its performance to that of recognized financial indices or groups of mutual funds. It may also include its ranking among other mutual funds or its rating as published by mutual fund ranking services or major financial publications. All performance information is based on past results and is not an indication of likely future performance.

                       ADDITIONAL FACTS ABOUT THE FUND

[] The Trust was organized in 1986 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Trust currently has five series: CGM Mutual Fund (a successor to Loomis-Sayles Mutual Fund), CGM Fixed Income Fund, CGM American Tax Free Fund, CGM Realty Fund, and CGM Focus Fund.

[] When a shareholder invests in the Fund, the shareholder acquires freely transferable shares of beneficial interest that entitle the shareholder to receive dividends and to cast one vote at shareholder meetings for each share owned. On matters affecting the Fund, shares of the Fund vote separately from shares of other series of the Trust, except as otherwise required by law.

[] The investment objective, investment practices and other non-fundamental policies of the Fund can be changed without shareholder approval. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

                                  APPENDIX A
                        CERTAIN INVESTMENT TECHNIQUES

SHORT SALES
    The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the premium and transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, the potential loss is theoretically unlimited.

    The proceeds of the short sale will be retained by the broker, to the extent necessary to meet its margin requirements, until the short position is closed out. In general, the Fund will also be required to pledge additional cash or liquid securities to the broker as collateral for its obligations, such that the cash held by the broker and the additional pledged cash and securities equals at least 150% of the current market value of the securities sold short. Until the Fund closes its short position, the Fund will be required to (a) maintain with its custodian a segregated account, which will be marked to market daily, containing cash or liquid securities (which may include equity securities) such that (i) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover the Fund's short position. The Fund may also cover its short position by owning the security sold short or by holding a call option on the security with a strike price no higher than the price at which the security was sold.

OPTIONS ON SECURITIES AND STOCK INDEXES
    The Fund may purchase put and call options on equity securities. A put option gives the purchaser of the option, in exchange for the payment of a premium, the right to sell and the writer, if the purchaser exercises his right, the obligation to buy the underlying security at the exercise price during the option period. A call option gives the purchaser of the option, in exchange for the payment of a premium, the right to buy and the writer, if the purchaser exercises his right, the obligation to sell the underlying security at the exercise price during the option period. If the option is not sold while it has remaining value, or if during the life of an option the underlying security does not depreciate (in the case of a put option) or appreciate (in the case of a call option), the purchaser of the option may lose his entire investment. Further, except where the value of the remaining life of the option may be realized in the secondary market, for the option purchase to be profitable, the market price of the underlying security must be below (in the case of a put option) or above (in the case of a call option) the exercise price by more than the premium and transaction costs paid in connection with the purchase of the option and its sale or exercise. Because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, purchasing options can be more speculative than investing directly in equity securities.

    The Fund may purchase put and call options on stock indexes. The amount of cash received upon exercise of a stock index option, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. All settlements of stock index option transactions are in cash. Some stock index options are based on a broad market index such as the S&P 500 Index, the New York Stock Exchange Composite Index, or the American Stock Exchange Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Because the value of a stock index option depends upon movements in the level of the index rather that the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather that upon movements in the price of a particular stock.

    The Fund may liquidate its position as the holder of an option by effecting a "closing sale transaction." The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that a closing sale transaction can be effected. If any option is not exercised or sold, the option will become worthless on its expiration date. The Fund will realize a gain (or a loss) on a closing sale transaction with respect to an option previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the option to close the transaction is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the option. If an option which the Fund has purchased expires out-of-the-money, the option will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs.

    The options purchased or sold by the Fund may be OCC Options or OTC options. The Fund's ability to close out its position as a writer or purchaser of an OCC Option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange;
(iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. Each of the exchanges on which stock index options are traded has established limitations governing the maximum number of call or put options on the same index which may be bought by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of stock index options which the Fund may buy or sell. Although certain option exchanges attempt to provide continuously liquid markets in which holders of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds.

    With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC Option transactions only with primary United States Government securities dealers recognized by the Federal Reserve Bank of New York. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

FUTURES CONTRACTS AND RELATED OPTIONS
    The Fund may purchase and sell stock index futures contracts. The Fund may also purchase put and call options on stock index futures contracts. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase, respectively, the underlying futures contract for a specified price upon exercise at any time during the option period. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will only engage in transactions in futures contracts and options thereupon that are traded on a United States exchange or board of trade. Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the Fund's loss from an uncovered short position on futures contracts is potentially unlimited.

    When the Fund purchases or sells a stock index futures contract, the Fund will be required to (a) maintain with its custodian a segregated account, which will be marked to market daily, containing cash or liquid securities (which may include equity securities), that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or (b) otherwise "cover" its position. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. The Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the future. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

    Typically, an investment in a futures contract requires the Fund to deposit with the applicable exchange or other specified financial intermediary as security for its obligations an amount of cash or other specified debt securities which initially is 1% to 5% of the face amount of the contract and which thereafter fluctuates on a periodic basis as the value of the contract fluctuates. If the price of an open futures contract changes (by increase in the case of a sale or decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market."

    Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

    The Fund's use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission ("CFTC") with which the Fund must comply in order not to be deemed a commodity pool operator within the meaning and intent of the Commodity Exchange Act and the regulations promulgated thereunder. Regulations of the CFTC applicable to the Fund currently require that all of the Fund's futures and options on futures transactions be either for bona fide hedging purposes or for non-hedging purposes provided that the sum of the amounts of initial margin deposits and premiums paid for options on futures required to establish such non-hedging positions does not exceed 5% of the liquidation value of the Fund's total assets (after taking into account unrealized profits and unrealized losses on such futures and options transactions). In the case of an option on a futures contract that is "in-the-money" at the time of purchase (i.e. the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

INVESTMENT ADVISER
Capital Growth Management
Limited Partnership
One International Place
Boston, MA 02110

TRANSFER AND DIVIDEND PAYING AGENT
AND CUSTODIAN OF ASSETS
State Street Bank and Trust Company
Boston, MA 02102

SHAREHOLDER SERVICING AGENT FOR
STATE STREET BANK AND TRUST COMPANY
Boston Financial Data Services, Inc.
P.O. Box 8511
Boston, MA 02266


CGM
FOCUS FUND

Prospectus & Application

March 2, 1998


A No-Load Fund




FFP97A


[Fencer graphic omitted]

PART B
           Statement of Additional Information for CGM Focus Fund

                 Not included in this Registration Statement is the Statement of Additional Information
               for each of CGM Mutual Fund, CGM Realty Fund,
             CGM Fixed Income Fund and CGM American Tax Free Fund.

                               CGM FOCUS FUND

                     STATEMENT OF ADDITIONAL INFORMATION


                                March 2, 1998

         This Statement of Additional Information (the "Statement") is not a prospectus. This Statement relates to the CGM Focus Fund Prospectus dated March 2, 1998 (the "Prospectus"), and should be read in conjunction therewith. A copy of the Prospectus may be obtained from CGM Trust, c/o The CGM Funds Investor Services Division, P.O. Box 449, Boston, Massachusetts 02117 (Telephone: 800-345-4048).

--------------------------------------------------------------------------------
                              TABLE OF CONTENTS
                                                                          Page

INTRODUCTION ..........................................................     1

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS .......................     1

PORTFOLIO TURNOVER ....................................................     3

MANAGEMENT OF THE FUND ................................................     4

INVESTMENT ADVISORY AND OTHER SERVICES ................................     6
         Advisory Agreement ...........................................     6
         Custodial Arrangements .......................................     7
         Independent Accountants ......................................     7

         Other Arrangements ...........................................     8


PORTFOLIO TRANSACTIONS AND BROKERAGE ..................................     8

DESCRIPTION OF THE TRUST ..............................................     9
         Shareholder Rights ...........................................     9
         Shareholder and Trustee Liability ............................    10

HOW TO BUY SHARES .....................................................    11

ADVERTISING AND PERFORMANCE INFORMATION ...............................    11
         Calculation of Total Return ..................................    11
         Performance Comparisons ......................................    12

NET ASSET VALUE AND PUBLIC OFFERING PRICE .............................    13

SHAREHOLDER SERVICES ..................................................    14
         Open Accounts ................................................    14

         Systematic Withdrawal Plans ("SWP") ..........................    15

         Exchange Privilege ...........................................    15
         Automatic Investment Plans ("AIP") ...........................    16

         Retirement Plans .............................................    17

         Address Changes ..............................................    17

REDEMPTIONS ...........................................................    17
         Redeeming by Telephone .......................................    18
         Check Sent to the Record Address .............................    18
         Proceeds Wired to a Predesignated Bank .......................    18
         All Redemptions ..............................................    19

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS ..........    20
FINANCIAL STATEMENTS ..................................................    22

----------------------------------------------------------------------------
                                INTRODUCTION
----------------------------------------------------------------------------

         CGM Focus Fund (the "Fund") is organized as a separate series of shares of CGM Trust (the "Trust"). The Trust is a Massachusetts business trust established under the laws of Massachusetts in 1986. The Trust is governed by an Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") dated January 23, 1997. The Trust is a successor in interest to Loomis-Sayles Mutual Fund. On March 1, 1990, the Trust's name was changed from "Loomis-Sayles Mutual Fund" to "CGM Mutual Fund" to reflect the assumption by Capital Growth Management Limited Partnership ("CGM" or the "Investment Manager") of investment advisory responsibilities with respect to the Trust. On December 20, 1991, the Trust's name was changed to CGM Trust.

--------------------------------------------------------------------------------
               INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
--------------------------------------------------------------------------------

         The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Investment Manager so warrant, the Fund may engage in a variety of investment techniques designed to capitalize on declines in the price of specific equity securities of one or more companies. Such investment techniques include short sales, the sale of stock index futures contracts and the purchase of put options on securities, stock indexes and futures contracts. The Fund may also establish long positions in specific securities or stock indexes by the purchase of stock index futures contracts and call options on securities, stock indexes and stock index futures contracts.

         The Fund may not:

         (1) Borrow money, except that it may borrow from banks in an amount not to exceed 1/3 of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets;

         (2) Issue any senior securities, except as permitted by the terms of any exemptive order or similar rule issued by the Securities and Exchange Commission (the "SEC") relating to multiple classes of shares of beneficial interest of the Trust, and provided further that collateral arrangements with respect to forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

         (3) Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

         (4) Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in the securities issued by the U.S. Government, its agencies and instrumentalities;

         (5) Purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired as a result of the Fund's ownership of such securities;

         (6) Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

         (7) Make loans to other persons except (a) through the lending of securities held by it, (b) through the use of repurchase agreements, and (c) by the purchase of debt securities in accordance with its investment policies;

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction.

         The investment restrictions above have been adopted by the Trust as fundamental policies of the Fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. "Majority" means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Non-fundamental investment restrictions may be changed at any time by vote of a majority of the Trust's Board of Trustees.

         Restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933, as amended, may be determined to be liquid by the Investment Manager under guidelines approved by the Board of Trustees. In its determination of liquidity with respect to such securities, the Investment Manager will consider the following factors, among others: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The foregoing investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested in purchasing the securities.

         The Fund may invest in repurchase agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (1) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (2) possible reduced levels of income and lack of access to income during this period, and (3) inability to enforce rights and the expenses involved in attempted enforcement.

         The Fund may enter into reverse repurchase agreements with banks or broker-dealers. Reverse repurchase agreements involve the sale of a security held by the Fund and its agreement to repurchase the instrument at a stated price, date and interest payment. Reverse repurchase agreements may be considered to be borrowings by the Fund and entail additional risks such as the occurrence of interest expenses and fluctuations in the Fund's net asset value. In connection with entering into reverse repurchase agreements, a segregated account of the Fund consisting of cash, cash equivalents, U.S. Government securities or other liquid securities (which may include equity securities) with an aggregate value at all times sufficient to repurchase the securities, or equal to the proceeds received upon the sale plus accrued interest, will be established with the Fund's custodian bank.

--------------------------------------------------------------------------------
                             PORTFOLIO TURNOVER

--------------------------------------------------------------------------------

         Although the Fund's objective is long-term growth of capital and the Fund does not purchase securities with the intention of engaging in short term trading, the Fund will sell any particular security and reinvest proceeds when it is deemed prudent by the Investment Manager, regardless of the length of the holding period. It is estimated that the Fund's portfolio turnover will not exceed 300% on an annual basis. The Fund's annualized portfolio turnover rate for the period September 3, 1997 (commencement of operations) through December 31, 1997 was 330%. This policy may result in higher securities transaction costs. To the extent that this policy results in gains on investments, the Fund will make distributions to its shareholders, which may accelerate the shareholders' tax liabilities for realized gains and may result in the distribution of short-term capital gains taxable as ordinary income. See "Income Dividends, Capital Gains Distributions and Tax Status."

--------------------------------------------------------------------------------
                           MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

PETER O. BROWN (Age 57) -- Trustee;

         30 Douglas Road, Rochester, NY; Partner, Harter, Secrest & Emery; formerly Executive Vice President and Chief Operating Officer, The Glenmede Trust Company; formerly Senior Vice President, Chase Lincoln First Bank, N.A.


NICHOLAS J. GRANT (Age 82) -- Trustee;


         77 Massachusetts Avenue, Cambridge, MA; Professor of Metallurgy and Materials Science, Massachusetts Institute of Technology.


G. KENNETH HEEBNER (Age 57)* -- Trustee and Vice President;


         Employee, CGM; formerly Vice President and Director, Loomis Sayles and Company, Incorporated ("Loomis Sayles").


ROBERT L. KEMP (Age 65)* -- Trustee and President;


         Employee, CGM; formerly President and Director, Loomis Sayles.


ROBERT B. KITTREDGE (Age 77) -- Trustee;


         21 Sturdivant Street, Cumberland Foreside, ME; Retired; formerly Vice President, General Counsel and Director, Loomis Sayles.


LAURENS MACLURE (Age 72) -- Trustee;


         183 Sohier Street, Cohasset, MA; Retired; formerly President and Chief Executive Officer, New England Deaconess Hospital.


JAMES VAN DYKE QUEREAU, JR. (Age 49) -- Trustee;


         59 Annewood Lane, Wayne, PA; Managing Partner, Stratton Management Company; formerly Institutional Managing Partner, Loomis Sayles.

--------------------
*Trustees deemed "interested persons" of the Fund, as defined under the 1940 Act.

J. BAUR WHITTLESEY (Age 51) -- Trustee; 1521 Locust Street,

         Philadelphia, PA; Attorney.


KATHLEEN S. HAUGHTON (Age 37) -- Vice President;


         222 Berkeley Street, Boston, MA 02116; Employee -- Investor Services Division, CGM; formerly Vice President, Boston Financial Data Services, Inc.


LESLIE A. LAKE (Age 52) -- Vice President and Secretary;


         Employee -- Office Administrator, CGM; formerly Office
         Administrator, Capital Growth Management Division of Loomis Sayles.


MARTHA I. MAGUIRE (Age 42) -- Vice President;


         Employee -- Funds Marketing, CGM; formerly marketing communications consultant (self-employed); formerly Sales Promotion Consultant, The New England.


MARY L. STONE (Age 53) -- Assistant Vice President;


         Employee -- Coordinator, Mutual Fund Recordkeeping, CGM; formerly Coordinator, Mutual Fund Recordkeeping, Loomis Sayles.


FRANK N. STRAUSS (Age 36) -- Treasurer;


         222 Berkeley Street, Boston, MA 02116; Employee -- Chief Financial Officer, CGM;
         formerly Vice President of Fund Accounting, Freedom Capital Management Corporation and Assistant Vice President, The Boston Company, Inc.


W. DUGAL THOMAS (Age 60) -- Vice President;


         Employee -- Director of Marketing, CGM; formerly Director of Marketing, Loomis Sayles.

         Each of the Fund's trustees is also a trustee of one or more other investment companies for which CGM acts as investment manager. Except as indicated above, the address of each trustee and officer of the Fund affiliated with CGM is One International Place, Boston, Massachusetts 02110.


         As of January 31, 1998, the officers and trustees of the Fund owned beneficially less than 1% of the outstanding shares of the Fund.

         The Fund pays no compensation to its officers or to the trustees listed above who are interested persons of the Fund. Officers and trustees receive no pension or retirement benefits paid from Fund expenses. The following table sets forth the compensation paid by the Trust to its trustees for the year ended December 31, 1997:


                                                         Pension                                       Total
                                                     or Retirement             Estimated       Compensation From
                                  Aggregate         Benefits Accrued            Annual            Registrant and
Name of                         Compensation         as Part of Fund         Benefit Upon         Fund Complex
 Trustee                          From Trust             Expenses             Retirement       Paid to Trustees(a)
--------                        ------------         ---------------          -----------      -------------------

Peter O. Brown                         $ 27,153           None                  None                  $37,000
Nicholas J. Grant                        31,653           None                  None                   43,000
G. Kenneth Heebner                         None           None                  None                     None
Robert L. Kemp                             None           None                  None                     None
Robert B. Kittredge                      27,153           None                  None                   37,000
Laurens MacLure                          27,153           None                  None                   37,000
James Van Dyke Quereau, Jr.              27,153           None                  None                   37,000
J. Baur Whittlesey                       27,153           None                  None                   37,000


-----------------------------
(a) The Fund Complex is comprised of two Trusts with a total of six funds.

--------------------------------------------------------------------------------
                   INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------


  Advisory Agreement    CGM serves as investment manager of the Fund under an
advisory agreement dated September 2, 1997. Under the advisory agreement, CGM manages the investment and reinvestment of assets of the Fund and generally administers its affairs, subject to supervision by the Board of Trustees of the Trust. CGM furnishes, at its own expense, all necessary office supplies, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, CGM is compensated at the annual percentage rate of 1.00% of the first $500 million of the Fund's average daily net asset value, 0.95% of the next $500 million of such value, and 0.90% of such value in excess of $1 billion. CGM has voluntarily agreed, until December 31, 1998, and thereafter until further notice to the Fund, to limit its management fees and, if necessary, to bear certain expenses associated with operating the Fund, in order to limit the Fund's total operating expenses to an annual rate of 1.20% of the Fund's average net assets. For the period September 3, 1997 (commencement of operations) through December 31, 1997, the advisory fee that would have been payable to CGM for services rendered to Fund amounted to $223,679. As a result of such waiver, the advisory fee paid was $128,271.


         The Fund pays the compensation of its trustees who are not partners, directors, officers or employees of CGM or its affiliates (other than registered investment companies); registration, filing, and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Fund; the expenses of meetings of the shareholders and trustees of the Fund; the charges and expenses of the Fund's legal counsel; interest, including on any borrowings by the Fund; the cost of services, including services of counsel, required in connection with the preparation of, and the costs of printing registration statements and prospectuses relating to the Fund, including amendments and revisions thereto, annual, semiannual, and other periodic reports of the Fund, and notices and proxy solicitation material furnished to shareholders of the Fund or regulatory authorities, to the extent that any such materials relate to the Fund or its shareholders; and the Fund's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

         CGM also acts as investment adviser to CGM Capital Development Fund, CGM Mutual Fund, CGM Fixed Income Fund, CGM American Tax Free Fund, CGM Realty Fund and three other mutual fund portfolios. CGM also provides investment advice to other institutional clients.

         Certain officers and trustees of the Fund also serve as officers, directors or trustees of other investment companies advised by CGM. The other investment companies and clients served by CGM sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients advised by CGM desire to buy or sell the same portfolio securities at the same time, purchases and sales will be allocated to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the trustees that the desirability of retaining CGM as adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.


Custodial Arrangements      Sreet Bank and Trust Company ("State Street Bank"),
Boston, Massachusetts 02102, is the Fund's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income, and net asset value per share of the Fund on each business day.

Independent Accountants      The Fund's independent accountants are Price
Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse LLP conducts an annual audit of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

Other Arrangements      Certain office space, facilities, equipment and
administrative services for the Fund and other mutual funds under the investment management of the CGM organization are furnished by CGM. In addition, CGM provides bookkeeping, accounting, auditing, financial recordkeeping and related clerical services for which it is entitled to be reimbursed by the Fund based on the cost of providing these services. CGM received no reimbursements for such services from the Fund during the period September 3, 1997 (commencement of operations) through December 31, 1997.

--------------------------------------------------------------------------------
                      PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

         In placing orders for the purchase and sale of portfolio securities for the Fund, CGM always seeks the best price and execution. Transactions in unlisted securities will be carried out through broker-dealers who make the primary market for such securities unless, in the judgment of CGM, a more favorable price can be obtained by carrying out such transactions through other brokers.

         CGM selects only brokers it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. CGM will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than is otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

         Receipt of research services from brokers may sometimes be a factor in selecting a broker which CGM believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce CGM's expenses. Such services may be used by CGM in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.


         For the period September 3, 1997 (commencement of operations) through December 31, 1997, Fund brokerage transactions aggregating $204,250,135 were allocated to brokers providing research services and $312,588 in commissions were paid on these transactions. During the same period, the Fund paid total brokerage fees of approximately $398,885.00.


--------------------------------------------------------------------------------
                          DESCRIPTION OF THE TRUST
--------------------------------------------------------------------------------

         The Declaration of Trust of the Trust currently permits the trustees to issue an unlimited number of shares of beneficial interest of separate series of the Trust. Interests in the portfolio described in the Prospectus and in this Statement are represented by shares of the Fund. Each share of the Fund represents an interest in such series which is equal to and proportionate with the interest represented by each other share. The shares of the Fund do not have any preemptive rights. Upon liquidation of the portfolio, shareholders of the Fund are entitled to share pro rata in the net assets of such portfolio available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses. The trustees have no present intention of making such direct charges.

         The Declaration of Trust also permits the trustees, without shareholder approval, to create one or more additional series or classes of shares or to reclassify any or all outstanding shares as shares of particular series or classes, with such preferences and rights and eligibility requirements as the trustees may designate. While the trustees have no current intention to exercise the power to establish separate classes of the existing series of the Fund, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements, which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, merge two or more existing series.


Shareholder Rights

         On January 31, 1998, there were 11,644,103 shares of the Fund outstanding. On that date, State Street Bank, acting as trustee for various retirement plans and individual retirement accounts, owned 2,263,354 shares about 19% of the total. In almost all cases, State Street Bank does not have the power to vote or to dispose of the shares except at the direction of the beneficial owner.


         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and may vote (to the extent provided herein) in the election of trustees of the Trust and the termination of the Fund and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees, except that in accordance with the 1940 Act,
(i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if the appointment of a trustee to fill a vacancy in the Board of Trustees would result in less than two-thirds of the trustees having been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders of record who have been such for at least six months and who hold in the aggregate shares equal to at least the lesser of (i) $25,000 in net asset value or (ii) 1% of the outstanding shares, stating that shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust will either provide access to a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the holders of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or subseries of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations. The shareholders of the Fund shall not be entitled to vote on matters exclusively affecting any other series, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the series and the approval of the investment advisory contracts of the series. Similarly, no shareholders of any other series shall be entitled to vote on any such matters exclusively affecting the Fund. In particular, the phrase "majority of the outstanding voting securities of the Fund" as used in this Statement shall refer only to the shares of the Fund.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust; however, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or trustees. The Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         All persons dealing with the Fund must look only to the assets of the Fund for the enforcement of any claims against the Fund and no other series of the Trust assumes any liability for obligations entered into on behalf of the Fund.

--------------------------------------------------------------------------------
                              HOW TO BUY SHARES
--------------------------------------------------------------------------------


         The procedures for purchasing shares of the Fund are summarized in the Prospectus under "How to Purchase Shares."


--------------------------------------------------------------------------------
                   ADVERTISING AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Calculation of Total Return

         The Fund may include total return information in advertisements or written sales material. Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in the Fund rather than paid to the investor in cash. The formula for total return used by the Fund includes three steps:

                  (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested;

                  (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and

                  (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year.


         For the period September 3, 1997 (commencement of operations) through December 31, 1997, the Fund's total return was -6.2% (not annualized). If CGM had not limited expenses to 1.20% of average annual net assets during the period, the Fund's total return would have been lower. In computing performance information for the Fund, no adjustment will be made for a shareholder's tax liability on taxable dividends and capital gains distributions.


Performance Comparisons

         Total return may be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

         The Standard & Poor's 500 Composite Index (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns.

         The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

         No brokerage commissions or other fees are factored into the values of the S&P 500 and the Dow Jones Industrial Average.

         The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups.

         Lipper Analytical Services, Inc., an independent service that monitors the performance of over 9,505 mutual funds, calculates total return for those funds grouped by investment objective. From time to time, the Fund may include its ranking among mutual funds tracked by Lipper in advertisements or sales literature.

         Morningstar, Inc. ("Morningstar") is an independent mutual fund ranking service. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects the fund performance relative to three-month Treasury bill monthly returns. Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star. From time to time, the Fund may include its ranking among mutual funds tracked by Morningstar in advertisements or sales literature.

         Value Line, Inc. ("Value Line"), an independent mutual fund ranking service reviews the performance of 6,101 mutual funds. In ranking mutual funds, Value Line uses two indicators: a Risk Rank to show the total level of risk a fund has assumed and an Overall Rank measuring various performance criteria taking risk into account. Funds are ranked from 1 to 5, with 1 the highest Overall Rank (the best risk-adjusted performance) and the best Risk Rank (the least risky). From time to time, the Fund may include ranking information provided by Value Line in advertisements and sales literature.

         From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund and information about persons responsible for its portfolio management may appear in national publications and major metropolitan newspapers including, but not limited to, The Wall Street Journal, The Boston Globe, The New York Times and Barron's, Forbes, Fortune, Money, Worth, Kiplinger's Personal Finance, Mutual Funds, Individual Investor, Bloomberg Personal and Business Week magazines. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of, or quotations from, such articles may be used in the Fund's promotional literature. The Fund may also include in its advertising and sales literature information concerning the experience of Mr. Heebner, the Fund's portfolio manager in managing other mutual funds and private accounts, including ranking and rating information about such funds.

         Mr. Heebner has continuously managed the Fund since its inception on September 3, 1997.

                  NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The method for determining the public offering price and net asset value per share is summarized in the Prospectus under "Pricing of Shares."


         The net asset value of a share of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares outstanding and rounding to the nearest cent. Such determination is made as of the close of normal trading on the New York Stock Exchange on each day on which the Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in the Fund's portfolio securities that the value of the Fund's shares might be materially affected. During the 12 months following the date of this Statement, the New York Stock Exchange is currently expected to be closed on the following holidays: Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Martin Luther King, Jr. Day and Presidents' Day.


         Securities which are traded over-the-counter or on a stock exchange will be valued according to the broadest and most representative market based on the last reported sale price for securities listed on a national securities exchange (or on the NASDAQ National Market System) or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. U.S. Government securities are valued at the most recent quoted price on the date of valuation.

         For equity securities, it is expected that the broadest and most representative market will ordinarily be either (i) a national securities exchange, such as the New York Stock Exchange or American Stock Exchange, or
(ii) the NASDAQ National Market System. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

--------------------------------------------------------------------------------
                            SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Open Accounts

         A shareholder's investment in the Fund is credited to an open account maintained for the shareholder by the CGM Shareholder Services Department ("CGM Shareholder Services") of Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank. The address is: CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511.

         Certificates representing shares are issued only upon written request to CGM Shareholder Services but are not issued for fractional shares. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions that have taken place during the year. After the close of each fiscal year, CGM Shareholder Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. The year-end statement should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

         The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are borne by the Fund, and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plans ("SWP")

         A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services--Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of a shareholder provided that the account has a value of at least $10,000 at the time the plan is established. A shareholder may establish a SWP by completing the Account Update Form.

         Payments will be made either to the shareholder or to any other person or entity designated by the shareholder. If payments are issued to an individual other than the registered owner(s) and/or mailed to an address other than the address of record, a signature guarantee will be required on the Account Update Form. Shares to be included in a Systematic Withdrawal Plan must be held in an Open Account rather than certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of the New York Stock Exchange on the record date for the dividend or distribution. If withdrawal checks are returned to the Fund as "undeliverable" or remain uncashed for more than six months the shareholder's Systematic Withdrawal Plan will be cancelled, such undeliverable or uncashed checks will be cancelled and such amounts reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the checks.

         Since withdrawal payments represent in whole or in part proceeds from the liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

Exchange Privilege

         A shareholder may exchange shares of the Fund for shares of CGM Mutual Fund, CGM Fixed Income Fund, CGM American Tax Free Fund, CGM Realty Fund, New England Cash Management Trust, New England Tax Exempt Money Market Trust or CGM Capital Development Fund; however, shares of CGM Capital Development Fund may be exchanged only if you were a shareholder on September 24, 1993, and have continuously remained a shareholder in the CGM Capital Development Fund since that date. CGM Capital Development Fund shares are not generally available to other persons except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of CGM Capital Development Fund. The special circumstances currently approved by the Board of Trustees of CGM Capital Development Fund are limited to the offer and sale of shares of such fund to the following additional persons: trustees of CGM Capital Development Fund, employees of the Investment Manager and counsel to such fund and the Investment Manager. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirements of the fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services--Exchange Privilege." Exchange requests cannot be revoked once they have been received in good order. The Trust reserves the right to terminate or limit the privilege of a shareholder who makes more than four exchanges (or two round trips) per year and to prohibit exchanges during the first 15 days following an investment in the Fund.

         Exchanges may be effected by (i) a telephone request to CGM Shareholder Services at 800-343-5678, provided a special authorization form is on file with the Trust, or (ii) a written exchange request to BFDS accompanied by an account application for the appropriate fund. The Trust reserves the right to modify this exchange privilege without prior notice, except as otherwise required by law or regulation.

         For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss.

Automatic Investment Plans ("AIP")

         Once initial investment minimums have been satisfied (see "How to Purchase Shares" in the Prospectus), a shareholder may participate in an Automatic Investment Plan, pursuant to which the Fund debits $50.00 or more on or about the same date each month from a shareholder's checking account and transfers the proceeds into the shareholder's Fund account. To participate, a shareholder must authorize the Fund and its agents to initiate Automated Clearing House ("ACH") debits against the shareholder's designated checking account at a bank or other financial institution. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with debits from savings banks and credit unions. Debits from money market accounts are not acceptable. Shareholders receive a confirmation of each purchase of Fund shares under the AIP. If a shareholder elects to redeem shares of the Fund purchased under the AIP within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. See "All Redemptions."

         Once a shareholder enrolls in the AIP, the Fund and its agents are authorized to initiate ACH debits against the shareholder's account payable to the order of The CGM Funds. Such authority remains in effect until revoked by the shareholder, and, until the Fund actually receives such notice of revocation, the Fund is fully protected in initiating such debits. Participation in the AIP may be terminated by sending written notice to CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511, or by calling 800-343-5678 more than 14 days prior to the next scheduled debit date. The Fund may terminate a shareholder's participation in the AIP immediately in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify the AIP at any time.

Retirement Plans

         Under "Shareholder Services--Retirement Plans" the Prospectus refers to several retirement plans. These include tax deferred money purchase pension or profit sharing plans, as well as SEP-IRAs, IRAs and 403(b)(7) custodial accounts established under retirement plans sponsored by CGM. These plans may be funded with shares of the Fund.

         For participants under age 59 1/2, all income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Trust by writing or calling the Trust as indicated on the cover of this Statement.

         Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

Address Changes

         Shareholders can request to change their record address either by telephone or in writing (by mail or delivery service, but not by facsimile) in accordance with the policies and procedures of the Trust. After an address change is made, no telephone or written redemption requests will be honored for three months unless the registered owner's signature is guaranteed on the request. Written requests for a change of address may be mailed to: CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511.

--------------------------------------------------------------------------------
                                 REDEMPTIONS
--------------------------------------------------------------------------------

         The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

         Except as noted below, signatures on redemption requests must be guaranteed by an eligible guarantor institution in accordance with procedures established by the Trust. Signature guarantees by notaries public are not acceptable.

         The procedures provide that an "eligible guarantor institution" means any of the following: banks (as defined in ss. 3(a) of the Federal Deposit Insurance Act (the "FDIA") [12 U.S.C. ss. 1813(a)]); brokers, dealers, municipal securities brokers, government securities dealers and government securities brokers, as those terms are defined under the Securities Exchange Act of 1934 (the "Act"); credit unions (as defined in ss. 19(b)(1)(A) of the Federal Reserve Act [12 U.S.C. ss. 461(b)]); national securities exchanges, registered securities associations and clearing agencies, as those terms are defined under the Act; and savings associations (as defined in ss. 3(b) of the FDIA [12 U.S.C. ss. 1813(b)]). However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $25,000, and the proceeds check is made payable to the registered owner(s) and mailed to the record address, which has not changed in the prior three months. If the record address has changed within the prior three months, a signature guarantee will be required. This policy applies to both written and telephone redemption requests.

Redeeming by Telephone

         There are two ways to redeem by telephone. In either case, a shareholder should call 800-343-5678 prior to 4:00 p.m. (Eastern time). Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted. Telephone redemptions are not available for IRAs, SEP-IRAs, 403(b)(7) custodial accounts or money purchase pension and profit sharing plans under a CGM retirement plan where State Street Bank is the custodian or trustee.

Check Sent to the Record Address

         A shareholder may request that a check be sent to the record address on the account, provided that the address has not changed for the last three months and the shareholder is redeeming $25,000 or less. Except in the case of a CGM retirement plan, the service option of telephone redemption by check is available to shareholders automatically unless this option is declined in the application or in writing. The check will be made payable to the registered owner(s) of the account.

         If checks representing redemption proceeds are returned
"undeliverable" or remain uncashed for six months, such checks shall be cancelled and such proceeds shall be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of such checks.

Proceeds Wired to a Predesignated Bank

         A shareholder may request that the redemption proceeds be wired to the bank selected on the Fund application or subsequently on the Account Update Form available from the Trust or BFDS. A nominal wire fee, currently $5.00, is deducted from the proceeds. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated may be made by furnishing BFDS a completed Account Update Form with a signature guarantee. Whenever the Account Update Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may be made only if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

All Redemptions


         The redemption price will be the net asset value per share next determined after the redemption request is received by CGM Shareholder Services in good order (including any necessary documentation). Redemption requests cannot be revoked once they have been received in good order. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephone redemption proceeds will normally be mailed or wired within seven days following receipt of a proper redemption request. If you purchased your Fund shares by check (or through your AIP) and elect to redeem shares within 15 days of such purchase, you may experience delays in receiving redemption proceeds. The Trust will process your redemption request upon receipt of a request in good order. However, the Trust will generally postpone sending your redemption proceeds from such investment until it can verify that your check (or AIP investment) has been or will be collected. Under ordinary circumstances, the Trust cannot verify collection of individual checks (or AIP investments) and may therefore automatically hold proceeds from redemptions requested during the 15 day period following such investment for a total of up to seven days. There will be no such automatic delay following investments paid for by federal funds wire or by bank cashier's check, certified check or treasurer's check although the Trust may in any case postpone payment of redemption proceeds for up to seven days.


         The Trust will normally redeem shares for cash; however, the Trust reserves the right to pay the redemption price wholly in kind or partly in kind and partly in cash if the board of trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

         A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gains Distributions and Tax Status."

         Because the expense of maintaining small accounts is disproportionately high, the Trust may close accounts with 20 shares or less and mail the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Trust's intention to close the account, and will have 60 days immediately following the notice in which to acquire the requisite number of shares. The minimum does not apply to retirement and Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts.

--------------------------------------------------------------------------------
          INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

         As described in the Prospectus under "Dividends, Capital Gains Distributions and Taxes" it is the policy of the Fund to pay annually, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

         Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for such dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. However, if a shareholder elects to receive capital gains in cash, his or her income dividends must also be received in cash. Shareholders can elect to receive payments of cash dividends and capital gains distributions either by check or by direct deposit to a bank account that they have predesignated. These elections can be made at the time the account is opened and may be changed by the shareholder at any time by submitting a written request directly to CGM Shareholder Services or by calling 800-343-5678. However, changes in bank account information for direct deposits of cash dividends and capital gains distributions must be made through an Account Update Form. In order for a change to be effective for any dividend or distribution, it must be received by CGM Shareholder Services on or before the record date for such dividend or distribution. If a shareholder elects to receive distributions in cash and checks are returned "undeliverable" or remain uncashed for six months, such shareholder's cash election will be changed automatically and the shareholder's future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, following such six month period, any undeliverable or uncashed checks will be cancelled and such amounts reinvested in the Fund at the per share net asset value determined as of the date of cancellation of such checks.

         The Fund intends to meet the requirements of the Internal Revenue Code with respect to regulated investment companies.


         The distributions received by the Fund from its investments may, for federal income tax purposes, consist of ordinary income, long-term capital gains or a return of capital. The characterization of these distributions to the Fund may, in turn, affect the tax treatment of the Fund's distributions to its shareholders. Dividends and distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional shares of the Fund.

         Dividends paid by the Fund from net investment income, including dividends, interest and net short-term capital gains, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) which are designated by the Fund as capital gains distributions are taxable as long-term capital gains, regardless of the length of time shareholders have owned shares in the Fund. Because of recent changes in the tax law, capital gains distributions to shareholders that are individuals, trusts and estates may be subject to varying tax rates. To the extent that the Fund makes a distribution in excess of its current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital, reducing the tax basis in a shareholder's shares, and then, to the extent the distribution exceeds such basis, as a taxable gain to be realized upon sale of such shares.


         If the Fund invests in foreign securities, it may be subject to foreign withholding taxes on income earned on such securities and may be unable to pass through to shareholders foreign tax credits and deductions with respect to such taxes.

         Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.


         The Fund will report to its U.S. shareholders and the IRS the amount of dividends paid during each calendar year and the amount of tax withheld, if any. Under the backup withholding rules, a shareholder may be subject to backup withholding at the rate of 31% with respect to dividends paid and redemptions unless such shareholder (a) is a corporation or comes within certain other exempt categories and, when required, demonstrates this fact, or (b) provides a taxpayer identification number, certifies that the shareholder is not subject to backup withholding, and otherwise complies with applicable requirements of the backup withholding rules. A shareholder who does not provide the Fund with his correct taxpayer identification number may also be subject to penalties imposed by the IRS. Any amount paid as backup withholding will be creditable against the shareholder's income tax liability.

         Foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty.


         As required by federal law, detailed federal tax information is furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.


         Investors should consult their tax advisors regarding the application of the above-described general federal taxation rules to their own circumstances and the state, local, or foreign tax consequences to them of any investment in the Fund.

                            FINANCIAL STATEMENTS

         The financial statements for the period September 3, 1997 (commencement of operations) through December 31, 1997, included in the Fund's Annual Report to shareholders for the period ended December 31, 1997, are incorporated herein by reference.

                                    CGM TRUST

PART C.    OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

           (a)      Financial Statements with respect to CGM Focus Fund:

                    The financial statements for CGM Focus Fund for the fiscal year ended December 31, 1997 included in the Fund's Annual Report for that period are incorporated by reference into the Fund's Statement of Additional Information.

           (b)      Exhibits:

                    (1)  (A)  Amended and Restated Agreement and Declaration of
                              Trust of the Registrant is contained in
                              Post-Effective Amendment No. 82 on Form N- 1A (File No. 2-10653) filed on February 27, 1997.

                         (B) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of the Registrant is contained in Post-Effective Amendment No. 83 on Form N-1A (File No. 2-10653) filed on June 17, 1997.

                    (2) By-Laws of the Registrant are contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                    (3)  None.

                    (4)  (A)  Form of share certificate of the Registrant's CGM
                              Mutual Fund is contained in Post-Effective
                              Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (B) Form of share certificate of the Registrants' CGM Fixed Income Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (C) Form of share certificate of the Registrant's CGM American Tax Free Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (D) Form of share certificate of the Registrant's CGM Realty Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (E) Form of share certificate of the Registrant's CGM Focus Fund is to be filed by amendment.

                    (5)  (A)  Advisory Agreement of the Registrant dated
                              December 13, 1996 with respect to CGM Mutual Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (B) Advisory Agreement of the Registrant dated December 13, 1996 with respect to CGM Fixed Income Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (C) Advisory Agreement of the Registrant dated August 30, 1996 with respect to CGM American Tax Free Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (D) Advisory Agreement of the Registrant dated August 30, 1996 with respect to CGM Realty Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (E) Form of Advisory Agreement of the Registrant with respect to CGM Focus Fund is contained in Post-Effective Amendment No. 83 on Form N-1A (File No. 2-10653) filed on June 17, 1997.

                    (6)  None.

                    (7)  None.

                    (8)  (A)  Custodian Agreement with respect to CGM Mutual
                              Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (B) Supplement dated March 6, 1992 to Custodian Contract with respect to CGM Mutual Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (C) Custodian Contract dated March 6, 1992 with respect to CGM Fixed Income Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (D) Amendment dated April 16, 1992 to the Custodian Contract with respect to CGM Fixed Income Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (E) Custodian Contract with respect to CGM American Tax Free Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (F) Custodian Contract with respect to CGM Realty Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (G) Custodian Contract with respect to CGM Focus Fund is to be filed by amendment.

                    (9)  (A)  Transfer Agency and Service Agreement with respect to CGM Mutual Fund dated June 1, 1987 is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (B) Supplement dated March 6, 1992 to Transfer Agency and Service Agreement with respect to CGM Mutual Fund is contained in Post- Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (C) Transfer Agency and Service Agreement dated March 6, 1992 with respect to CGM Fixed Income Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (D) Transfer Agency Agreement with respect to CGM American Tax Free Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (E) Powers of Attorney are contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (F) Transfer Agency Agreement with respect to CGM Realty Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                         (G) Transfer Agency Agreement with respect to CGM Focus Fund is to be filed by amendment.

                   (10) Opinion and consent of counsel with respect to shares of CGM Focus Fund is contained in Post-Effective Amendment No. 83 on Form N-1A (File No. 2-10653) filed on June 17, 1997.

                   (11)  Consent of Price Waterhouse LLP filed herewith.

                   (12)  None.

                   (13)  None.

                   (14) Forms of The CGM Funds Retirement Plans are contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997.

                   (15)  None.

                   (16)  None.

                   (17) Financial data schedule with respect to CGM Focus Fund filed herewith.

                   (18)  None.

Item 25.   Persons Controlled by or Under Common Control with Registrant

           Information pertaining to persons controlled by or under common control with the Registrant is hereby incorporated by reference to the section captioned "The Fund's Investment Manager" in each Prospectus and the section captioned "Investment Advisory and Other Services -- Advisory Agreement" in each Statement of Additional Information.

Item 26.   Number of Holders of Securities

           The following table sets forth the number of record holders of each class of securities of the Registrant as of January 31, 1998:

                                                                Number of Record
           Title of Class                                           Holders

           Shares of Beneficial Interest,
             CGM Mutual Fund                                         62,318

           Shares of Beneficial Interest,
             CGM Fixed Income Fund                                    2,591

           Shares of Beneficial Interest,
             CGM American Tax Free Fund                                 858

           Shares of Beneficial Interest,
             CGM Realty Fund                                         27,238

           Shares of Beneficial Interest,
             CGM Focus Fund                                          10,462


Item 27.   Indemnification

           See Article 4 of the Trust's By-Laws which is incorporated by reference herein to Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997. In addition, the Trust maintains a trustees and officers liability insurance policy with maximum coverage of $5 million under which the Trust and its trustees and officers will be named insureds.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Trust's By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against the public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser

           Capital Growth Management Limited Partnership ("CGM"), the investment manager of CGM Mutual Fund, CGM Fixed Income Fund, CGM American Tax Free Fund, CGM Realty Fund and CGM Focus Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

Item 29.   Principal Underwriters

           Not applicable.

Item 30.   Location of Accounts and Records

           The following companies maintain possession of the documents required by the specified rules:

           (a)   Registrant
                 Rule 31a-1(a)(4); Rule 31a-1(d); Rule 31a-2(a); Rule 31a-2(c)

           (b)   State Street Bank and Trust Company
                 225 Franklin Street
                 Boston, Massachusetts  02110
                 Rule 31a-1(a); Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8);
                 Rule 31a-2(a)

           (c)   Capital Growth Management Limited Partnership
                 One International Place
                 Boston, Massachusetts  02110
                 Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11);
                 Rule 31a-1(f); Rule 31a-2(a); Rule 31a-2(e)

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as though such provision of the Act were applicable to the Registrant, except that the request referred to therein may only be made by shareholders who hold in the aggregate at least one percent of the outstanding shares of the Registrant or shares with an aggregate net asset value of $25,000.

           (b) The Registrant undertakes, with respect to CGM Mutual Fund, CGM Fixed Income Fund, CGM American Tax Free Fund and CGM Realty Fund, to furnish, upon request and without charge, to each person to whom a fund's prospectus is delivered, a copy of such fund's latest annual report to shareholders.

                                    CGM TRUST

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this post-effective amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant further certifies that it has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 2nd day of March, 1998.

                                               CGM Trust

                                               By: /s/ Robert L. Kemp
                                                   ----------------------
                                                   Robert L. Kemp
                                                   President

         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                     Title                      Date
         ---------                     -----                      ----
                                President (Principal
                                Executive Officer)
/s/ Robert L. Kemp              and Trustee                   March 2, 1998
----------------------------
Robert L. Kemp

                                Treasurer (Principal
                                Financial and Accounting
/s/ Frank N. Strauss            Officer)                      March 2, 1998
----------------------------
Frank N. Strauss

           *                    Trustee                       March 2, 1998
----------------------------
Peter O. Brown

           *                    Trustee                       March 2, 1998
----------------------------
Nicholas J. Grant

           *                    Trustee                       March 2, 1998
----------------------------
G. Kenneth Heebner

           *                    Trustee                       March 2, 1998
----------------------------
Robert B. Kittredge

           *                    Trustee                       March 2, 1998
----------------------------
Laurens MacLure

           *                    Trustee                       March 2, 1998
----------------------------
James Van Dyke Quereau, Jr.

           *                    Trustee                       March 2, 1998
----------------------------
J. Baur Whittlesey

   *By: /s/ Robert L. Kemp
        --------------------
        Attorney-In-Fact

                                EXHIBIT INDEX

      EXHIBIT                                                    SEQUENTIALLY
      NUMBER                     EXHIBIT                         NUMBERED PAGE
      ------                     -------                         -------------

        11                 Consent of Independent Accountants
        17                 Financial Data Schedule